Supplemental Disclosures of Cash Flow Information (Details) - Schedule of supplemental disclosures of cash flow information - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of supplemental disclosures of cash flow information [Abstract]
Interest paid	$ 176,204	$ 415,451
Income tax paid	50,000
Business combinations:
Net assets in acquisition of H&I	3,716,375
Wolo business combination	6,606,403
Kyle’s business combination		3,516,530
Asien’s business combination		1,182,925
Financing:
Due to seller (net cash paid to seller after closing)	977,685	4,622,792
Notes payable sellers	6,730,345
Line of credit, net of debt discount		568,597
Finance purchases of property and equipment	688,978
Convertible Promissory Note		1,353,979
Common Shares		1,115
Accrued common share dividends	242,160
Deemed Dividend related to issuance of preferred shares	1,527,086	3,051,478
1847 Goedeker Spin-Off Dividend		283,257
Distribution – Allocation shares		5,985,500
Additional Paid in Capital – common shares and warrants issued	757,792	4,711,385
Operating lease, ROU assets and liabilities	$ 2,184,477	$ 373,916